Reconciliation Between Statutory Peoples Republic of China Enterprise Income Tax Rate to Effective Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
(Loss) income before provision of income tax	$ (2,488)	$ 27,089	$ 19,880
Statutory tax rate in the PRC	25.00%	25.00%	25.00%
Income tax (benefit) expense at statutory tax rate	(622)	6,772	4,970
Effect of income tax rate differences in jurisdictions other than the PRC	1,762	861	1,944
Effect of tax holidays and preferential tax rates	(4,988)	(2,619)	(10,603)
Research and development expenses super deduction	(758)	(362)	(112)
Shared-based compensation	3,208	2,780	2,333
Changes in fair value of convertible notes			(708)
Others	481	167	323
Changes in valuation allowances	2,173	(3,229)	2,172
Income tax expense	$ 1,256	$ 4,370	$ 319